Share-based compensation - Additional Information (Details)	12 Months Ended
Dec. 31, 2020 Rate
Employee Umbrella Share Plan | Share-based Payment Arrangement, Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum net amount, percentage of annual gross base salary	10.00%
Minimum period for retaining shares or stock option to qualify for bonus	12 months
Percentage of bonus on initial participation amount after minimum period for retaining shares or stock options	20.00%